Profit/(Loss) Per Share (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
I. Profit/(loss) attributable to ordinary equity holders of the parent (diluted):
Profit/(loss) attributable to ordinary equity holders of the parent	$ (8,767)	$ (21,471)		$ (35,239)	$ 55,365		$ 40,654
Change in fair value of convertible preference shares:
Series A		3,219		1,659	(7,668)		(10,056)
Series B		4,150		2,140	(11,792)		(11,723)
Series C		6,994		3,574	(25,756)		(17,973)
Series D		(144)		(5,305)	(24,847)		(19,481)
Unwinding of discount on contingent settlement provision		5		63	58		(4)
Loss attributable to ordinary equity holders of the parent (diluted)	$ (8,767)	$ (7,247)		$ (33,108)	$ (14,640)		$ (18,583)
Weighted-average number of ordinary shares (basic)	2,434	754		821	794	[1]	782	[1]
Effect of conversion of preference shares		1,411		1,361	1,411	[1]	1,411	[1]
Effect of share options on issue	100	117		55	69	[1]	163	[1]
Weighted-average number of ordinary shares	2,534	2,282		2,237	2,274	[1]	2,356	[1]
Diluted profit/(loss) per share (US$ per share)	$ (3.46)	$ (3.18)	[2]	$ (42.92)	$ (6.44)	[3]	$ (7.89)	[3]

[1]	Due to the business combination as described in Note 38, the comparative information have also been restated to reflect the denominator used in earnings per share for comparative periods.
[2]	Restated. See Note 4
[3]	Restated. See Note 28.